RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)
HongKong Kisen [Member]
RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) [Line Items]
Due to related parties, beginning	$ 2,195,948	[1]
Received	451,300	[1]
Repayment	(475,000)	[1]
Interest Expenses	32	[1]
Exchange Rate Translation	1,085	[1]
Due to related parties, ending	2,173,365	[1]
Yufeng Mi [Member]
RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) [Line Items]
Due to related parties, beginning	4,503
Repayment	(4,503)
Interest Expenses	0
Due to related parties, ending
Related Party [Member]
RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) [Line Items]
Due to related parties, beginning	2,200,451
Received	451,300
Repayment	(479,503)
Interest Expenses	32
Exchange Rate Translation	1,085
Due to related parties, ending	$ 2,173,365

[1]	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.